Revenues and Other Income	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Revenue and Other Income [Abstract]
REVENUES AND OTHER INCOME

2.      REVENUES AND OTHER INCOME

Revenues represent the invoiced spirits and wine products sold to customers less rebates and surcharges.

	Six Months Ended December 31, 2023	Six Months Ended December 31, 2022
	US$	US$
Revenues	12,911,612	11,915,725
Sales rebates	(1,559,101)	(1,772,112)
	11,352,511	10,143,613
Other income	14,102	13,882
	11,366,613	10,157,495

All revenue is derived in the PRC. A concentration analysis of the revenue is as follows:

	Six Months Ended December 31, 2023	Six Months Ended December 31, 2022
Customer A	19%	20%
Customer B	19%	17%
Customer C	11%	11%
Customer D	10%	11%
Customer E	10%	10%
Customer F	8%	8%
Others	23%	23%
	100%	100%

2.      REVENUES AND OTHER INCOME

Revenues represent the invoiced spirits and wine products sold to customers less rebates and surcharges.

	Year Ended June 30, 2023	Year Ended June 30, 2022
	US$	US$
Revenues	21,124,455	18,092,018
Sales rebates	(2,953,959)	(2,146,600)
	18,170,496	15,945,418
Other income	30,698	40,775
	18,201,194	15,986,193

All revenue is derived in the PRC. A concentration analysis of the revenue is as follows:

	Year Ended June 30, 2023	Year Ended June 30, 2022
Customer A	10%	11%
Customer B	20%	13%
Customer C	10%	13%
Customer D	10%	1%
Customer E	8%	8%
Customer F	19%	11%
Others	23%	43%
	100%	100%

2.      REVENUES AND OTHER INCOME

Revenues represent the invoiced spirits and wine products sold to customers less rebates and surcharges.

	Year Ended June 30, 2022	Year Ended June 30, 2021
	US$	US$
Revenues	18,092,018	17,204,693
Sales rebates	(2,146,600)	(2,012,827)
	15,945,418	15,191,866
Other income	40,775	44,763
	15,986,193	15,236,629

All revenue is derived in the PRC. A concentration analysis of the revenue is as follows:

	Year Ended June 30, 2022	Year Ended June 30, 2021
Customer A	11%	16%
Customer B	13%	16%
Customer C	13%	13%
Customer D	5%	10%
Customer E	8%	10%
Customer F	11%	9%
Customer G	8%	4%
Others	31%	22%
	100%	100%